Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 94,200,000.00
Total Fee Amount	13,009.02
Total Offset Amount	0.00
Net Fee	$ 13,009.02
Offering Table N/A
Offset Table N/A	N/A